Leases - Additional Information (Details) $ in Thousands			3 Months Ended
	Jan. 01, 2022 USD ($)	Mar. 13, 2019 USD ($) ft²	Mar. 31, 2022 USD ($) ft²	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)
Leases [Line Items]
Operating Leases Rent Expense			$ 983	$ 708
Area Of Building | ft²			147,215		150,000
Restricted Cash, Noncurrent			$ 14,825		$ 14,836	$ 15,202
Operating Lease, Weighted Average Remaining Lease Term			24 years
Operating Lease, Weighted Average Discount Rate, Percent			9.99%
Office Manufacturing And Laboratory Space [Member] | Florham Park New Jersey [Member] | Legacy Celularity [Member]
Leases [Line Items]
Area Of Building | ft²		147,215
Operating Lease Expiry Year		2036
Operating Lease Commencement Date		Mar. 01, 2020
Initial Monthly Base Rent		$ 230
Restricted Cash, Noncurrent		14,722
Tenant improvement allowance		$ 14,722
Accounting Standards Update 2019-01 [Member]
Leases [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2022
Additional Net Lease Assets	$ 15,690
Additional Net Lease Liabilities	30,412
Net Of Reduction In Build To Suit Lease	$ 3,996